Derivative Financial Instruments (Narrative) (Detail) - JPY (¥) ¥ in Billions		6 Months Ended			12 Months Ended
		Sep. 30, 2019	Jun. 30, 2019	Jun. 30, 2018	Mar. 31, 2019
Cash Flow Hedge:
Derivative, Notional Amount	[1]	¥ 1,713,300.0			¥ 1,656,900.0
Credit Derivatives:
Carrying value of credit protection, offsetting with purchased protection with identical underlying referenced entities, in approximate		60.0			35.0
Notional amounts of credit protection, offsetting with purchased protection with identical underlying referenced entities, in approximate		3,179.0			2,687.0
Credit Risk, Liquidity Risk and Credit-risk-related Contingent Features:
Aggregate fair value of derivative instruments with credit-risk-related contingent features in a liability position, in approximate		700.0			600.0
Aggregate fair value of derivative instruments with credit-risk-related contingent features in a liability position, posted collateral, in approximate		141.0			85.0
Additional collateral amount which could be requested if the MUFG Group's debt falls below investment grade		68.0			84.0
Early termination amount which could be requested if the MUFG Group's debt falls below investment grade		78.0			56.0
Interest Rate Contracts [Member]
Cash Flow Hedge:
Derivative, Notional Amount	[1]	¥ 1,457,500.0			¥ 1,409,600.0
MUAH [Member]
Cash Flow Hedge:
Approximate losses expected to be reclassified to net interest income during the twelve months ending June 30, 2020			¥ 8.6
Fair Value Hedges:
Type of fair value hedging instruments used in interest rate hedging strategy			interest rate derivatives
Objective for interest rate hedging strategy			mitigated the changes in fair value of the hedged liability caused by changes in the designated interest rate, LIBOR.
Fair value hedges
MUAH [Member] | Interest Rate Contracts [Member] | Maximum [Member]
Fair Value Hedges:
Losses on the hedging instruments				¥ (1.0)
Gains on the hedged liability				¥ 1.0
MUAH [Member] | Cash Flow Hedging [Member] | Weighted Average [Member]
Cash Flow Hedge:
Remaining life of the active cash flow hedges, in years			2 years 9 months 18 days
MUAH [Member] | Cash Flow Hedging [Member] | Interest Rate Contracts [Member] | Interest Rates From Variable Rate Loans [Member]
Cash Flow Hedge:
Derivative, Notional Amount			¥ 377.3
MUAH [Member] | Cash Flow Hedging [Member] | Interest Rate Contracts [Member] | Interest Rate On LIBOR indexed short-term borrowings [Member]
Cash Flow Hedge:
Derivative, Notional Amount			¥ 7.4

[1]	Includes both written and purchased positions.